CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional paid-in capital	Accumulated Losses	Accumulated Other Comprehensive Income/(Loss)	Non-controlling Interests	Total
Balance at Dec. 31, 2021	$ 986,893	$ 86,453	$ 1,505,196	$ (610,328)	$ 5,572	$ 52,621	$ 1,039,514
Balance (in shares) at Dec. 31, 2021		864,531
Net (loss)/income	(360,835)			(360,835)		449	(360,386)
Issuances in relation to share option exercises	174	$ 25	149				174
Issuances in relation to share option exercises (in shares)		244
Share-based compensation - Share options	6,724		6,724			12	6,736
Share-based compensation - Long-term incentive plan ("LTIP")	32,970		32,970			15	32,985
Share-based compensation	39,694		39,694			27	39,721
LTIP-treasury shares acquired and held by Trustee	(48,084)		(48,084)				(48,084)
Dividend declared to a non-controlling shareholder of a subsidiary (Note 23(iii))						(25,600)	(25,600)
Transfer between reserves			318	(318)
Foreign currency translation adjustments	(7,475)				(7,475)	(994)	(8,469)
Balance at Dec. 31, 2022	610,367	$ 86,478	1,497,273	(971,481)	(1,903)	26,503	636,870
Balance (in shares) at Dec. 31, 2022		864,775
Net (loss)/income	100,780			100,780		314	101,094
Issuances in relation to share option exercises	5,094	$ 648	4,446				5,094
Issuances in relation to share option exercises (in shares)		6,481
Share-based compensation - Share options	6,175		6,175			9	6,184
Share-based compensation - Long-term incentive plan ("LTIP")	23,619		23,619			(4)	23,615
Share-based compensation	29,794		29,794			5	29,799
LTIP-treasury shares acquired and held by Trustee	(9,071)		(9,071)				(9,071)
Dividend declared to a non-controlling shareholder of a subsidiary (Note 23(iii))						(9,068)	(9,068)
Transfer between reserves			168	(168)
Divestment of subsidiaries	(139)		(114)		(25)	(4,555)	(4,694)
Divestment of other equity investee	(45)		(49)		4		(45)
Foreign currency translation adjustments	(6,239)				(6,239)	(353)	(6,592)
Balance at Dec. 31, 2023	730,541	$ 87,126	1,522,447	(870,869)	(8,163)	12,846	743,387
Balance (in shares) at Dec. 31, 2023		871,256
Net (loss)/income	37,729			37,729		441	38,170
Issuances in relation to share option exercises	790	$ 34	756				790
Issuances in relation to share option exercises (in shares)		345
Share-based compensation - Share options	3,061		3,061			8	3,069
Share-based compensation - Long-term incentive plan ("LTIP")	27,294		27,294			(40)	27,254
Share-based compensation	30,355		30,355			(32)	30,323
LTIP-treasury shares acquired and held by Trustee	(36,064)		(36,064)				(36,064)
Dividend declared to a non-controlling shareholder of a subsidiary (Note 23(iii))						(1,000)	(1,000)
Transfer between reserves			32	(32)
Foreign currency translation adjustments	(3,422)				(3,422)	(331)	(3,753)
Balance at Dec. 31, 2024	$ 759,929	$ 87,160	$ 1,517,526	$ (833,172)	$ (11,585)	$ 11,924	$ 771,853
Balance (in shares) at Dec. 31, 2024		871,601